Segments, Customers and Geographic Information (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 347,179	$ 295,173	$ 290,766
Long-lived assets, net	[1]	49,496	47,418
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	95,573	67,108	47,505
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		42,421	42,909	47,382
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		19,602	19,324	23,165
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		35,033	32,970	32,008
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		107,354	80,957	86,088
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		47,196	51,905	$ 54,618
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net		40,672	41,076
Segment Geographical Groups Of Countries Group Five [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net		$ 8,824	$ 6,342

[1]	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets
[2]	As of December 31, 2023, 2022 and 2021 94%, 87% and 72% represents revenues in the United States.